Capital management policies and procedures (Tables)	12 Months Ended
Dec. 31, 2025
Capital management policies and procedures [Abstract]
Capital Management Summary
As of December 31, 2025 and 2024, the amounts managed as capital are as follows:

	2025	2024
Stockholders’ equity	$2,417,969	$2,108,440
Cash and cash equivalents, including restricted cash	(752,014)	(207,110)
Capital	$1,665,955	$1,901,330

Stockholders’ equity	$2,417,969	$2,108,440
Financial debt	1,058,908	477,048
Leasing liabilities	46,205	82,602
Overall financing	$3,523,082	$2,668,090

Capital-to-overall financing ratio	0.47	0.71